Unaudited Consolidated Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock Redeemable Shares
Diluted weighted average shares outstanding	577,937	2,100,481	577,937	2,100,481	7,511,529	28,750,000
Diluted net (loss) income per share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.10)	$ 0.27
Class A Common Stock Non-Redeemable Shares
Diluted weighted average shares outstanding	7,047,500	7,047,500	7,047,500	10,551,265	5,603,340	7,187,500
Diluted net (loss) income per share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.10)	$ 0.27
Class B Common Stock
Diluted weighted average shares outstanding	140,000	140,000	140,000	2,974,190	1,584,160	7,187,500
Diluted net (loss) income per share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.10)	$ 0.27